Other operating income (loss) - Cost of material (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of material
Cost of materials	€ 114,977	€ 122,044	€ 118,918
Foreign
Cost of material
Cost of materials	€ 95,389	€ 97,254	€ 88,192